PENSION AND OTHER POSTRETIREMENT BENEFITS - Change in Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021
U.S.
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 9.8	$ 7.3
Benefits paid	(9.8)	(7.3)
International
Defined Benefit Plan Disclosure [Line Items]
Plan assets at beginning of year	897.2	734.4
Actual return on plan assets	37.3	91.5
Employer contributions	20.7	17.2
Participant contributions	4.7	3.7
Benefits paid	(23.3)	(21.1)
Settlements	(3.7)	(2.4)
Foreign currency translation	(58.3)	73.9
Plan assets at end of year	$ 874.6	$ 897.2